Financial Debt - Sensitivity analysis (Details) - Recoverable Cash Advances € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Discount rate
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input liabilities	25.00%
Revenue projections
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input liabilities	25.00%
Fair value | Discount rate
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input liabilities	25.00%
Fair value | Revenue projections
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input liabilities	25.00%
-25% revenue | Fair value | Revenue projections
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	€ 9,372
0% variation of revenue projections	8,531
25% variation of revenue projections	7,808
+0% revenue | Fair value | Revenue projections
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	9,817
0% variation of revenue projections	9,051
25% variation of revenue projections	8,380
+25% revenue | Fair value | Revenue projections
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	10,106
0% variation of revenue projections	9,398
25% variation of revenue projections	€ 8,770